Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and Cash Equivalents [Line Items]
Cash paid for interest		$ 518	$ 415	$ 349
Cash paid for income taxes		391	492	283
Non-cash investing and financing activities:
Noncash additions to property and equipment		31	0	0
Equipment acquired under capitalized leases		5	10	3
Discontinued Operations [Member] | CBS Radio [Member]
Non-cash investing and financing activities:
Shares received in split-off of CBS Radio	$ 1,007		0	0
Continuing Operations [Member]
Cash and Cash Equivalents [Line Items]
Cash paid for interest		448	407	349
Cash paid for income taxes		365	373	199
Discontinued Operations [Member]
Cash and Cash Equivalents [Line Items]
Cash paid for interest		70	8	0
Cash paid for income taxes		$ 26	$ 119	$ 84